Restructuring - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended				12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2012 Employees
Reorganizations [Abstract]
Workforce reduction					16
Restructuring	$ (18)	$ (17)	$ 28	$ 1,101	$ 1,094